Cover	Jul. 18, 2023
Cover [Abstract]
Entity Registrant Name	Federal Home Loan Bank of New York
Entity Central Index Key	0001329842
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jul. 18, 2023
Entity Tax Identification Number	13-6400946
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-51397
Entity Address Address Line 1	101 Park Avenue
Entity Address City Or Town	New York
Entity Address Postal Zip Code	10178-0599
City Area Code	212
Local Phone Number	441-6616
Entity Address State Or Province	NY